Partners' Equity (Details)				3 Months Ended	6 Months Ended
	Apr. 26, 2018 EquityInstruments $ / shares	Apr. 03, 2018 USD ($) EquityInstruments	Jan. 17, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) EquityInstruments shares	Jun. 30, 2017 USD ($) shares
Equity offering - Issuance of units and proceeds
Net proceeds from issuance of preference units | $					$ 111,194,000	$ 138,782,000
ATM Programme
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering				1,020
Price per unit | $ / shares				$ 24.25
GAS-fourteen Ltd.
Equity offering - Issuance of units and proceeds
Number of common units issued on acquisition | EquityInstruments	1,858,975
Price per unit | $ / shares	$ 24.21
Long-Term Incentive Plan 2015
Equity offering - Issuance of units and proceeds
Vested during the period | EquityInstruments		33,998
RCUs
Equity offering - Issuance of units and proceeds
Vested during the period | EquityInstruments		16,999			16,999
Vested shares exercise price (in dollars per share) | $		$ 23.55
PCUs
Equity offering - Issuance of units and proceeds
Vested during the period | EquityInstruments		16,999			16,999
Vested shares exercise price (in dollars per share) | $		$ 23.55
Common units
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering					1,020	4,280,877
Preference units
Equity offering - Issuance of units and proceeds
Number of preference units issued			4,600,000		4,600,000	5,750,000
Distribution rate			8.20%
Price per unit | $ / shares			$ 25.00
Net proceeds from issuance of preference units | $			$ 111,194,000		$ 111,194,000	$ 138,782,000
Preference units | Underwriters
Equity offering - Issuance of units and proceeds
Number of preference units issued			600,000
General partner units
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering					38,653	87,365
General partner units | GasLog Ltd.
Equity offering - Issuance of units and proceeds
General partner interest in GasLog Partners				2.00%	2.00%
Number of units issued in public offering or any equity offering				38,653
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $				$ 935,000